JOINT ARRANGEMENTS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of financial position [Abstract]
Non Current assets	$ 6,513,588	$ 5,584,261
Current Assets	7,153,312	3,347,071
Total assets	13,666,900	8,931,332	$ 6,646,577
Non Current Liabilities	3,741,319	4,502,006
Current Liabilities	4,605,941	1,902,948
Total liabilities	8,347,260	6,404,954	4,951,143
Consolidated Statements of comprehensive income [Abstract]
Gross profit	5,723,347	2,966,257	1,466,664
Operating loss	4,716,066	2,231,821	688,247
Net Financial results	$ 2,793,266	$ 930,678	$ (172,109)
UT [Member]
Joint Arrangements [Abstract]
Ownership interest percentage	51.00%
Consolidated Statements of financial position [Abstract]
Non Current assets	$ 0
Current Assets	67,705
Total assets	67,705
Non Current Liabilities	0
Current Liabilities	67,544
Total liabilities	67,544
Consolidated Statements of comprehensive income [Abstract]
Gross profit	540
Operating loss	(17)
Net Financial results	153
Comprehensive Income	$ 135